UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (83.0%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			$2,995,000	$2,493,338

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,977,000	1,719,990

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			1,235,000	1,275,138

				5,488,466
Automotive (1.7%)

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			3,250,000	2,754,375

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			4,085,000	4,820,300

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			3,210,000	3,156,184

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			3,630,000	3,702,600

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			875,000	892,389

General Motors Escrow notes 8 1/4s, 2023			2,555,000	38,325

Motors Liquidation Co. (Escrow) notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			4,499,000	4,678,960

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	1,065,000	1,447,104

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$1,055,000	1,102,475

				22,628,562
Basic materials (6.7%)

AbitibiBowater, Inc. 144A company guaranty sr. notes 10 1/4s, 2018 (Canada)			560,000	609,000

Ardagh Glass Finance PLC sr. sec. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	1,180,000	1,600,241

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$2,951,000	2,497,284

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			4,040,000	3,928,900

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			1,155,000	1,206,975

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			1,813,000	1,844,728

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			745,000	597,863

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.347s, 2013 (Netherlands)			1,067,000	1,002,980

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			2,532,000	2,671,260

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			740,000	690,050

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015			1,040,000	923,000

Exopack Holding Corp. 144A sr. notes 10s, 2018			1,225,000	1,212,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			3,535,000	3,526,163

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec notes 6 3/8s, 2016 (Australia)			405,000	380,700

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			2,070,000	2,013,075

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,910,000	1,843,150

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,677,000	2,449,312

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			1,410,000	1,106,850

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			2,050,000	1,850,125

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			1,903,000	1,931,545

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			3,010,000	3,055,150

INEOS Finance PLC sr. sec. notes company guaranty Ser. REGS, 9 1/4s, 2015 (United Kingdom)		EUR	700,000	908,881

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			$785,000	779,113

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	1,445,000	1,366,701

Lyondell Chemical Co. notes 11s, 2018			4,744,564	5,112,268

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			$719,000	780,115

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			3,420,000	3,488,400

Momentive Performance Materials, Inc. notes 9s, 2021			4,768,000	3,397,200

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			1,544,000	1,076,940

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			1,850,000	1,808,375

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)			915,000	910,425

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			4,480,000	4,726,400

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			2,589,000	2,550,165

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			4,534,000	5

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	875,000	1,228,590

Pregis Corp. company guaranty FRN 6.572s, 2013		EUR	275,000	357,533

Pregis Corp. company guaranty notes FRN 6.572s, 2013		EUR	425,000	552,552

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$1,660,000	1,543,800

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)			1,050,000	1,173,375

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021			555,000	592,463

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)		EUR	305,000	417,039

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,808,000	1,817,040

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			496,000	453,840

Solo Cup Co. company guaranty notes 10 1/2s, 2013			644,000	650,440

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			2,672,000	2,885,760

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			2,500,000	2,668,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			2,682,000	2,708,820

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			1,170,000	982,800

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			2,384,000	2,378,040

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			2,670,000	2,690,025

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			1,630,000	1,059,500

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			2,000,000	2,040,000

				90,046,456
Broadcasting (2.1%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			1,391,000	1,147,575

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			1,482,000	933,660

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			1,250,000	843,750

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			3,600,000	3,789,000

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			2,945,000	2,547,425

DISH DBS Corp. company guaranty 7 1/8s, 2016			1,317,000	1,353,218

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			2,050,000	2,173,000

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			2,435,000	2,374,125

Entercom Radio, LLC 144A company guaranty sr. sub. notes 10 1/2s, 2019			2,520,000	2,431,800

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			2,560,000	2,380,800

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			2,330,000	2,353,300

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,537,000	2,093,025

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			45,000	42,525

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			940,000	1,062,200

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			3,100,000	3,193,000

				28,718,403
Building materials (1.7%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			2,170,000	2,300,200

Building Materials Corp. 144A sr. notes 7s, 2020			1,235,000	1,278,225

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			1,025,000	1,030,125

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			955,000	950,225

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			2,335,000	2,428,400

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			2,815,000	2,646,100

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			1,010,000	830,725

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			2,141,000	1,991,130

Owens Corning company guaranty sr. unsec. notes 9s, 2019			5,025,000	5,929,500

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			3,502,000	3,458,225

				22,842,855
Cable television (2.4%)

Adelphia Communications Corp. escrow bonds zero %, 2012			4,000	12

Adelphia Communications Corp. escrow bonds zero %, 2012			4,000	12

Adelphia Communications Corp. escrow bonds zero %, 2012			2,906,000	9,009

Adelphia Communications Corp. escrow bonds zero %, 2012			81,000	251

Adelphia Communications Corp. escrow bonds zero %, 2012			2,223,000	6,891

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			245,000	259,088

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014			1,781,000	1,767,643

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			1,805,000	1,823,050

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			4,915,000	5,136,175

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			755,000	766,325

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			1,178,430	1,358,141

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			3,035,000	3,145,019

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,380,000	1,331,700

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			1,535,000	1,535,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,571,000	1,586,710

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			4,975,000	5,062,063

CSC Holdings, LLC sr. unsec. unsub. notes 8 1/2s, 2014			552,000	612,030

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			1,540,000	1,547,700

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			1,275,000	1,275,000

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			290,000	297,250

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			1,275,000	1,329,188

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	1,680,000	1,618,371

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)		CAD	1,580,000	1,528,020

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			$815,000	892,425

				32,887,073
Capital goods (5.7%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			3,835,000	3,978,810

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,090,000	1,043,670

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			1,324,000	1,284,280

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			2,561,000	2,701,855

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	565,000	731,244

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	790,000	1,022,447

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014			$1,210,000	1,113,200

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			1,910,000	1,826,438

Berry Plastics Corp. notes 9 3/4s, 2021			1,856,000	1,772,480

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			960,000	883,200

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			2,810,000	2,838,100

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	610,000	814,588

Exide Technologies sr. notes 8 5/8s, 2018			$3,960,000	3,168,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			2,785,000	2,819,813

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			4,455,000	4,488,403

Kratos Defense & Security Solutions, Inc. 144A company guaranty sr. notes 10s, 2017			220,000	221,650

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			6,886,000	8,426,124

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			770,000	681,450

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			4,256,000	4,117,670

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			1,615,000	1,655,375

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow., LLC 144A company guaranty sr. notes 8 3/4s, 2016			1,330,000	1,373,225

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			1,845,000	1,803,488

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			195,000	175,500

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)			530,000	506,150

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)			785,000	667,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			835,000	839,175

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			1,245,000	1,139,175

Ryerson Holding Corp. sr. disc. notes zero %, 2015			1,060,000	471,700

Ryerson, Inc. company guaranty sr. notes 12s, 2015			4,913,000	4,925,280

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			1,040,000	1,055,600

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			3,105,000	3,120,525

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			935,000	1,037,850

Terex Corp. sr. unsec. sub. notes 8s, 2017			4,305,000	4,186,610

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			3,915,000	3,915,000

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			2,046,000	2,168,760

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			3,135,000	3,229,050

				76,203,135
Coal (2.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,865,000	1,771,750

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			2,000,000	1,910,000

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			2,295,000	2,249,100

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			2,480,000	2,418,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			1,191,000	1,191,000

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			4,745,000	5,100,875

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			3,785,000	4,031,025

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			405,000	398,925

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			990,000	752,400

Peabody Energy Corp. company guaranty 7 3/8s, 2016			4,188,000	4,533,510

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			262,000	264,620

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			5,520,000	5,513,100

				30,134,305
Commercial and consumer services (1.5%)

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			1,086,000	1,102,290

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			648,000	570,240

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			1,462,000	1,491,240

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			5,170,000	5,531,900

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			3,282,000	3,199,950

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			1,365,000	1,405,950

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			4,125,000	3,217,500

Travelport, LLC company guaranty 11 7/8s, 2016			1,404,000	456,300

Travelport, LLC company guaranty 9 7/8s, 2014			1,309,000	791,945

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			4,330,000	2,473,513

				20,240,828
Consumer (1.1%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			1,120,000	1,209,600

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			3,876,000	4,108,560

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	410,000	536,008

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			$2,125,000	2,146,250

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			4,352,000	4,341,110

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			2,175,000	1,903,125

				14,244,653
Consumer staples (6.8%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			1,755,000	1,943,663

AE Escrow Corp. 144A sr. unsec. notes 9 3/4s, 2020			730,000	730,000

Archibald Candy Corp. company guaranty sub. notes 10s, 2012 (In default)(F)(NON)			774,063	24,770

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			785,000	790,888

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			2,987,000	2,972,065

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,830,000	1,996,988

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			720,000	698,400

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			1,526,732	1,419,861

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			1,500,000	1,095,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			3,323,000	3,638,685

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			3,640,000	3,940,300

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			2,895,000	2,967,375

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			640,000	672,000

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,215,000	2,148,550

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,685,000	3,813,975

Dole Food Co. sr. notes 13 7/8s, 2014			672,000	777,840

Dole Food Co. 144A sr. notes 8s, 2016			765,000	787,950

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,455,000	2,559,338

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			122,000	122,915

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			920,000	922,300

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,395,000	3,240,351

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			$6,075,000	5,528,250

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			1,050,000	1,168,125

Landry's Acquisition Co. 144A company guaranty notes 11 5/8s, 2015			665,000	681,625

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			465,000	484,763

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			1,281,000	1,335,443

Libbey Glass, Inc. sr. notes 10s, 2015			1,417,000	1,509,105

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			1,200,000	1,236,000

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			2,495,000	2,551,138

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			3,290,000	3,339,350

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			3,030,000	2,787,600

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			1,770,000	1,885,050

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			880,000	950,400

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			1,451,000	1,421,980

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			4,267,000	3,733,625

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			740,000	799,200

Roadhouse Financing, Inc. notes 10 3/4s, 2017			770,000	762,300

Service Corporation International sr. notes 7s, 2019			1,100,000	1,141,250

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			1,660,000	1,900,700

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			1,482,000	1,611,675

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			2,824,432	3,060,978

Spectrum Brands, Inc. 144A company guaranty notes 9 1/2s, 2018			1,110,000	1,207,125

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,025,000	1,969,313

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			2,508,000	2,890,470

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			1,000,000	975,000

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			1,715,000	1,852,200

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			4,485,000	4,911,075

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			1,098,000	1,095,255

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,959,000	1,959,000

				92,011,209
Energy (oil field) (1.2%)

Complete Production Services, Inc. company guaranty 8s, 2016			1,055,000	1,097,200

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			2,520,000	2,538,900

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			6,787,000	7,058,480

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,833,000	1,810,088

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			2,800,000	3,003,000

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			505,000	515,100

				16,022,768
Entertainment (0.6%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			3,345,000	3,043,950

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			420,000	456,750

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			1,125,000	1,209,375

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			565,000	563,588

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			3,260,000	3,406,700

				8,680,363
Financials (7.8%)

ABN Amro North American Holding Preferred Capital Repackage Trust I 144A jr. sub. bonds FRB 6.523s, perpetual maturity			4,445,000	3,267,075

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			2,325,000	2,115,750

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			2,065,000	1,897,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			2,280,000	2,308,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,252,538

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,350,000	1,304,438

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,542,000	1,430,205

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			3,302,000	2,914,015

BAC Capital Trust VI bank guaranty jr. unsec. sub. notes 5 5/8s, 2035			1,820,000	1,472,329

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026			695,000	646,350

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			2,338,000	2,305,853

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,732,000	1,744,990

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,392,000	1,590,360

CIT Group, Inc. sr. bonds 7s, 2017			311	308

CIT Group, Inc. sr. bonds 7s, 2016			79	78

CIT Group, Inc. 144A bonds 7s, 2017			9,544,000	9,400,840

CIT Group, Inc. 144A bonds 7s, 2016			2,595,000	2,562,563

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,185,000	2,212,313

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			2,180,000	2,289,000

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			2,950,000	2,898,375

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,365,000	2,153,600

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			1,750,000	1,706,250

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			1,844,000	2,083,720

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, 2014 perpetual maturit (Jersey)			3,560,000	2,171,600

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			2,805,000	2,239,776

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,050,000	652,749

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			1,156,000	1,118,430

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			5,295,000	5,400,900

ING Groep NV jr. unsec. sub. notes 5.775s, 2015 perpetual maturit (Netherlands)			920,000	616,400

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			925,000	975,875

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			1,124,000	1,135,240

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058			490,000	590,450

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,075,000	929,875

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			550,000	456,500

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			2,995,000	3,182,185

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027			680,000	632,400

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			2,082,000	1,988,310

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			2,700,000	2,659,500

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			2,820,000	2,679,000

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,385,000	1,121,850

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			3,837,000	3,069,600

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			5,015,000	3,021,538

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, 2049 perpetual maturity (United Kingdom)			6,180,000	4,248,750

SLM Corp. sr. notes Ser. MTN, 8s, 2020			1,060,000	1,036,150

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			6,505,000	6,485,368

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			8,090,000	5,440,525

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 5.85s, 2013			1,540,000	1,305,150

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.332s, 2014			$756,000	684,180

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			2,276,000	2,330,446

				105,729,697
Gaming and lottery (3.0%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			3,016,000	3,016,000

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			8,866,000	5,674,240

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015			710,000	631,900

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			5,810,000	6,042,400

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			4,445,000	4,111,625

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,050,000	1,886,000

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			4,615,000	207,675

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			6,605,000	5,498,663

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			675,000	725,625

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			1,475,000	1,548,750

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			2,225,000	2,158,250

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,191,000	2,300,550

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			1,485,000	1,600,088

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			4,877,000	4,937,963

				40,339,729
Health care (6.0%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			2,083,000	1,968,435

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			1,789,000	1,927,648

Biomet, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,500,000	1,605,000

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			2,365,000	2,338,394

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	1,345,000	1,815,817

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 8s, 2019			$960,000	931,200

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,275,533

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$5,475,000	4,941,188

CRC Health Corp. company guaranty sr. unsec. notes 10 3/4s, 2016			620,000	590,550

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			685,000	673,013

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			2,040,000	2,004,300

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			3,550,000	3,780,750

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			2,191,000	2,152,658

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			1,590,000	1,629,750

Giant Funding Corp. 144A company guaranty sr. notes 8 1/4s, 2018			2,809,000	2,893,270

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			4,655,000	5,027,400

HCA, Inc. sr. notes 6 1/2s, 2020			8,730,000	8,664,525

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			2,495,000	2,445,100

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			2,165,000	2,202,888

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			4,735,000	3,941,888

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019(FWC)			2,655,000	2,668,275

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			5,660,000	5,433,600

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			2,015,000	2,009,963

Select Medical Corp. company guaranty 7 5/8s, 2015			238,000	220,745

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			3,850,000	3,696,000

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			762,852	755,223

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			330,000	333,713

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,340,000	1,507,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			1,950,000	2,125,500

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			3,120,000	3,073,200

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			1,000,000	992,500

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			410,000	385,913

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,555,000	1,500,575

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			3,545,000	3,412,063

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			107,000	68,480

				80,992,557
Homebuilding (1.1%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			1,515,000	1,090,800

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			1,390,000	917,400

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			898,000	585,945

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,455,000	3,909,263

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			2,550,000	2,454,375

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,915,000	1,546,363

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			215,000	185,169

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			4,210,000	3,210,125

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			473,000	449,350

				14,348,790
Household furniture and appliances (0.1%)

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			886,000	965,740

				965,740
Lodging/Tourism (1.1%)

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			3,636,484	3,600,119

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			2,932,000	3,137,240

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,800,000	3,534,000

MGM Resorts International company guaranty sr. notes 9s, 2020			515,000	561,350

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			965,000	880,563

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			1,160,000	1,096,200

MGM Resorts International sr. notes 10 3/8s, 2014			485,000	543,200

MGM Resorts International sr. notes 6 3/4s, 2012			2,000	2,010

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			1,070,000	1,096,750

				14,451,432
Media (0.3%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			1,615,000	1,348,525

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			2,050,000	2,167,875

				3,516,400
Oil and gas (8.7%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			3,550,000	4,274,289

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			1,140,000	1,246,385

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			1,142,000	753,720

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			1,329,000	1,614,735

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			5,130,000	5,091,525

Carrizo Oil & Gas, Inc. 144A company guaranty sr. unsec notes 8 5/8s, 2018			660,000	650,100

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,880,000	2,011,600

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			5,058,000	5,159,160

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			790,000	888,750

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			1,047,000	1,015,590

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			2,580,000	2,544,525

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			1,255,000	1,229,900

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			2,800,000	2,835,000

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,440,000	5,793,600

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016			475,000	523,688

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			2,062,000	2,226,960

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,292,800

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			5,480,000	5,041,600

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			1,010,000	1,040,300

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			2,317,000	1,986,828

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			1,865,000	1,734,450

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			4,280,000	4,194,400

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			1,350,000	1,296,000

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			3,185,000	3,025,750

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			2,755,000	2,796,325

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			3,829,000	3,967,801

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			2,060,000	2,070,300

Milagro Oil & Gas 144A notes 10 1/2s, 2016			2,825,000	2,005,750

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			1,162,000	1,193,955

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			1,070,000	1,123,500

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			490,000	514,500

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			3,939,000	3,978,390

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			730,000	490,013

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada) (In default)(NON)			2,054,000	1,376,180

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			3,875,000	4,146,250

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018			400,000	420,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			3,945,000	4,023,900

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			1,223,000	1,247,460

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,630,000	1,833,750

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,080,000	1,182,600

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,405,000	4,724,363

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			4,321,000	4,283,191

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			615,000	562,725

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			5,452,000	5,233,920

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016			925,000	952,750

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			1,255,000	1,267,550

SM Energy Co. 144A sr. unsec. notes 6 1/2s, 2021			1,105,000	1,105,000

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			745,000	734,559

Whiting Petroleum Corp. company guaranty 7s, 2014			2,107,000	2,233,420

Williams Cos., Inc. (The) notes 7 3/4s, 2031			474,000	591,333

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			1,033,000	1,303,494

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022			1,545,000	1,517,963

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			3,315,000	3,256,988

				117,609,585
Publishing (0.3%)

American Media, Inc. 144A notes 13 1/2s, 2018			334,251	259,045

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			1,730,000	1,254,250

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,850,000	2,429,625

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			849,000	717,405

				4,660,325
Regional Bells (0.7%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			1,218,000	1,193,640

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			2,825,000	2,514,250

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			2,615,000	2,484,250

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,465,000	1,426,544

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			1,855,000	1,764,569

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			462,000	464,888

				9,848,141
Retail (2.6%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			1,585,000	1,537,450

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	830,000

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			4,251,000	2,731,268

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			2,065,000	1,987,563

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,265,000	2,349,938

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2015			2,580,000	2,976,218

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			4,555,000	4,782,750

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			2,065,000	1,899,800

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015			595,000	615,575

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			2,731,000	2,771,965

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,455,000	1,527,750

QVC Inc. 144A sr. notes 7 1/2s, 2019			1,955,000	2,077,188

QVC Inc. 144A sr. notes 7 3/8s, 2020			1,425,000	1,514,063

Sears Holdings Corp. company guaranty 6 5/8s, 2018			1,933,000	1,529,486

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			610,000	603,900

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,400,000	2,454,000

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			2,830,000	3,049,325

				35,238,239
Technology (4.4%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			1,265,000	1,287,138

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			2,895,000	2,909,475

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			1,029,000	740,880

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			1,290,000	1,019,100

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			4,758,000	3,723,135

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,520,000	1,360,400

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			3,051,850	2,388,073

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			3,705,000	2,825,063

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019			2,810,000	2,606,275

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			750,000	795,000

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			1,475,000	1,563,500

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			2,488,914	2,264,912

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			4,485,000	3,655,275

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			2,830,000	2,447,950

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,285,000	1,207,900

First Data Corp. 144A sr. bonds 12 5/8s, 2021			4,012,000	3,309,900

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			1,672,000	1,713,800

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			1,127,000	1,200,255

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			4,545,000	4,738,163

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			975,000	1,006,688

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			960,000	1,008,000

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			2,261,000	2,227,085

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			3,055,000	3,322,313

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			1,525,000	1,570,750

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			972,000	1,001,160

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			3,373,000	3,339,270

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,960,000	3,034,000

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016			835,000	889,275

				59,154,735
Telecommunications (6.8%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			1,125,000	652,500

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,921,000	1,623,245

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,759,000	1,486,355

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			1,020,000	1,093,950

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			940,000	935,300

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			3,125,000	3,078,125

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			2,880,000	2,815,200

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			3,200,000	3,144,000

Equinix, Inc. sr. unsec. notes 7s, 2021			1,640,000	1,672,800

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			3,081,000	2,926,950

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			9,273,562	8,508,493

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			5,274,000	4,852,080

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			2,040,000	1,871,700

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			470,000	444,150

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			868,000	876,680

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			3,136,000	3,194,800

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			4,195,000	4,006,225

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			1,860,000	1,636,800

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,530,000	1,736,550

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			1,335,000	1,348,350

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			1,606,000	1,734,480

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,430,000	3,712,975

Qwest Corp. notes 6 3/4s, 2021			2,690,000	2,804,795

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,586,000	2,650,650

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			1,510,000	1,625,138

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			3,030,000	3,242,100

Sprint Capital Corp. company guaranty 6 7/8s, 2028			6,387,000	4,454,933

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			7,320,000	6,276,900

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			3,045,000	2,428,388

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			2,595,000	2,620,950

Wind Acquisition Finance SA company guaranty sr. sec. notes Ser. REGS, 7 3/8s, 2018 (Netherlands)		EUR	1,325,000	1,476,165

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			$2,375,000	2,072,188

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			2,225,000	1,919,063

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	85,000	84,002

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)			1,786,780	1,375,821

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			825,000	841,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			370,000	391,275

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			2,863,000	2,991,835

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			547,000	538,795

				91,146,206
Telephone (0.4%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			4,748,000	3,727,180

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,440,000	1,436,400

				5,163,580
Textiles (0.4%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			1,795,000	1,774,806

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			1,810,000	1,950,275

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			972,000	1,001,160

				4,726,241
Transportation (1.0%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			4,410,000	4,189,500

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			3,965,000	3,925,350

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 8s, 2018 (Mexico)			265,000	289,513

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 6 1/8s, 2021 (Mexico)			545,000	565,500

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			3,770,000	3,920,800

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			3,020,000	1,117,400

				14,008,063
Utilities and power (4.2%)

AES Corp. (The) sr. unsec. notes 8s, 2020			1,291,000	1,395,894

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			270,000	305,100

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,655,000	1,779,125

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			1,665,000	1,735,763

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			2,230,000	2,319,200

Calpine Corp. 144A sr. notes 7 1/4s, 2017			4,228,000	4,312,560

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			3,247,000	3,497,324

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			1,500,000	1,578,750

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			3,210,000	3,330,375

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			4,685,000	3,256,075

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			1,916,000	1,331,620

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			435,000	408,900

Edison Mission Energy sr. unsec. notes 7.2s, 2019			1,900,000	1,121,000

Edison Mission Energy sr. unsec. notes 7s, 2017			60,000	37,650

El Paso Corp. sr. unsec. notes 7s, 2017			1,000,000	1,086,996

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	139,150

El Paso Natural Gas Co. debs. 8 5/8s, 2022			1,597,000	1,991,274

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			940,000	963,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			1,849,000	1,904,470

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			3,560,000	3,684,600

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031			685,000	609,650

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			4,020,000	3,989,850

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	616,100

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			562,000	590,100

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			7,490,000	7,115,500

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,560,000	1,599,000

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			265,000	293,488

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			639,000	728,780

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			2,756,000	1,626,040

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			4,288,013	1,672,325

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			2,030,000	1,684,900

				56,705,059

Total corporate bonds and notes (cost $1,168,661,851)				$1,118,753,595

SENIOR LOANS (5.3%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			$1,329,738	$1,269,899

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			1,019,268	1,023,090

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013			1,051,487	1,055,430

				3,348,419
Broadcasting (0.6%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.639s, 2014			1,170,000	1,004,250

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016			4,171,422	3,102,495

Cumulus Media, Inc. bank term loan FRN 7 1/2s, 2019			1,750,000	1,649,375

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			2,979,796	2,665,988

				8,422,108
Building materials (—%)

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			496,350	482,080

				482,080
Capital goods (0.1%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			1,150,000	1,150,000

				1,150,000
Consumer cyclicals (1.2%)

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9 1/4s, 2017(FWC)			905,000	896,259

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			3,734,421	3,701,745

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016			844,950	830,867

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017			95,000	88,113

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014			1,298,926	286,576

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014			484,674	106,931

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.24s, 2014(PIK)			1,359,849	1,087,879

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.24s, 2014(PIK)			774,078	619,262

Goodman Global, Inc. bank term loan FRN 9s, 2017			3,101,091	3,106,905

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,347,000	1,294,804

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			2,873,571	2,865,189

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			2,148,500	1,316,629

				16,201,159
Consumer staples (0.5%)

Claire's Stores, Inc. bank term loan FRN 2.991s, 2014			2,609,217	2,242,063

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			778,050	737,202

Huish Detergents, Inc. bank term loan FRN 4.49s, 2014			780,000	662,025

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			3,067,313	3,030,888

Rite Aid Corp. bank term loan FRN Ser. B, 1.99s, 2014			316,638	298,036

				6,970,214
Energy (0.2%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			2,741,922	2,696,222

				2,696,222
Financials (0.5%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			2,160,000	1,880,999

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			861,835	860,219

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			1,357,300	1,343,727

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014			2,260,000	2,169,600

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.819s, 2017			1,116,987	1,059,043

				7,313,588
Gaming and lottery (0.1%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.247s, 2015			1,275,000	1,081,018

				1,081,018
Health care (0.6%)

Ardent Medical Services, Inc. bank term loan FRN 6 1/2s, 2015			1,649,650	1,608,409

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			2,488,500	2,404,513

Fenwal, Inc. bank term loan FRN 5.573s, 2014			500,000	462,500

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			2,485,000	2,495,484

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			1,810,000	1,782,850

				8,753,756
Homebuilding (0.3%)

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			4,400,000	4,301,000

				4,301,000
Publishing (0.2%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			2,431,663	2,044,878

				2,044,878
Retail (0.1%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			755,438	735,017

				735,017
Utilities and power (0.5%)

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016			670,000	672,010

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016			165,000	164,381

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.758s, 2017			10,079,407	6,564,214

				7,400,605

Total senior loans (cost $78,030,076)				$70,900,064

COMMON STOCKS (2.1%)(a)
			Shares	Value

Alliance HealthCare Services, Inc.(NON)			158,454	$193,314

Alpha Natural Resources, Inc.(NON)			28,975	695,400

Avis Budget Group, Inc.(NON)			70,380	830,484

Bohai Bay Litigation, LLC (Escrow)(F)(AFF)			3,899	12,165

Chesapeake Energy Corp.			43,880	1,111,919

Cincinnati Bell, Inc.(NON)			728,095	2,140,599

CIT Group, Inc.(NON)			22,503	761,952

Compton Petroleum Corp. (Canada)(NON)			120,340	635,395

CONSOL Energy, Inc.			34,840	1,450,738

Deepocean Group (Shell) (acquired 06/09/2011, cost $1,116,503) (Norway)(RES)			77,000	1,039,500

FelCor Lodging Trust, Inc.(NON)(R)			182,130	479,002

Fortescue Metals Group, Ltd. (Australia)			200,750	989,019

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			38,470	1,523,412

General Motors Co.(NON)			85,011	1,809,884

Harry & David Holdings, Inc.(F)			2,716	203,700

Interpublic Group of Companies, Inc. (The)			133,500	1,252,230

Jarden Corp.			41,515	1,292,777

L-3 Communications Holdings, Inc.			20,725	1,374,068

LyondellBasell Industries NV Class A (Netherlands)			39,040	1,275,437

Newfield Exploration Co.(NON)			37,970	1,739,026

NII Holdings, Inc.(NON)			55,760	1,283,038

Quicksilver Resources, Inc.(NON)			100,635	815,144

Spectrum Brands Holdings, Inc.(NON)			76,636	2,147,341

Stallion Oilfield Holdings, Ltd.			16,319	514,049

Terex Corp.(NON)			49,414	762,458

Trump Entertainment Resorts, Inc.(F)(NON)			3,732	15,861

TRW Automotive Holdings Corp.(NON)			18,370	599,964

Vantage Drilling Co.(NON)			843,255	1,011,906

Vertis Holdings, Inc.(F)(NON)			8,815	38,169

Total common stocks (cost $36,618,177)				$27,997,951

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			39,100	$2,214,038

Crown Castle International Corp. $3.125 cum. cv. pfd.			34,320	2,029,342

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			114,663	2,212,285

General Motors Co. Ser. B, $2.375 cv. pfd.			55,378	1,889,774

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			58,867	2,884,483

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			4,338	3,817

Lucent Technologies Capital Trust I 7.75% cv. pfd.			2,198	1,403,973

MetLife, Inc. $3.75 cv. pfd.			33,585	2,041,632

Nielsen Holdings NV $3.125 cv. pfd.			27,860	1,549,713

PPL Corp. $4.75 cv. pfd.			39,965	2,266,415

Total convertible preferred stocks (cost $24,001,719)				$18,495,472

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Altra Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$1,169,000	$1,066,713

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			1,173,000	1,662,728

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (0s, 3/1/16) 2026(STP)			2,345,000	1,744,094

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			382,000	522,863

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			1,357,000	1,468,953

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			1,560,000	2,195,700

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			772,000	997,810

Total convertible bonds and notes (cost $8,475,480)				$9,658,861

PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			2,552	$1,787,836

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			157,265	2,988,035

Total preferred stocks (cost $5,092,460)				$4,775,871

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	420	$5,897

General Motors Co.	7/10/19	18.33	18,319	160,108

General Motors Co.	7/10/16	10.00	18,319	231,735

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 1.00	$4,137	129,844

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	672,570	161,417

Total warrants (cost $933,302)				$689,001

SHORT-TERM INVESTMENTS (3.6%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)			46,634,550	$46,634,550

SSgA Prime Money Market Fund 0.11%(P)			140,000	140,000

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.096%, August 23, 2012(SEGSF)			$983,000	982,408

U.S. Treasury Bills with an effective yield of 0.082%, July 26, 2012			50,000	49,973

U.S. Treasury Bills with an effective yield of 0.126%, May 3, 2012			110,000	109,940

Total short-term investments (cost $47,916,871)				$47,916,871

TOTAL INVESTMENTS

Total investments (cost $1,369,729,936)(b)				$1,299,187,686

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $24,819,055) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	12/21/11	$798,728	$802,308	$3,580
	Euro	Sell	12/21/11	1,438,634	1,462,024	23,390
Barclays Bank PLC
	Euro	Sell	12/21/11	1,601,980	1,628,705	26,725
Citibank, N.A.
	Euro	Sell	12/21/11	2,159,700	2,193,498	33,798
Credit Suisse AG
	Euro	Sell	12/21/11	1,671,813	1,699,417	27,604
Deutsche Bank AG
	Euro	Sell	12/21/11	1,891,402	1,922,998	31,596
Goldman Sachs International
	Euro	Sell	12/21/11	1,412,262	1,435,916	23,654
HSBC Bank USA, National Association
	Euro	Sell	12/21/11	1,123,109	1,141,686	18,577
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	12/21/11	858,216	861,608	3,392
	Euro	Sell	12/21/11	2,323,316	2,380,629	57,313
Royal Bank of Scotland PLC (The)
	Euro	Sell	12/21/11	784,440	807,110	22,670
State Street Bank and Trust Co.
	Euro	Sell	12/21/11	1,809,729	1,838,691	28,962
UBS AG
	Euro	Sell	12/21/11	2,151,761	2,187,258	35,497
Westpac Banking Corp.
	Australian Dollar	Sell	12/21/11	1,391,295	1,400,796	9,501
	Canadian Dollar	Sell	12/21/11	1,534,243	1,541,909	7,666
	Euro	Sell	12/21/11	1,489,629	1,514,502	24,873

Total						$378,798

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	DJ CDX NA HY Series 17 Version 2 Index	B+/P	$382,813	$6,187,500	12/20/16	500 bp	$(142,743)

	Total						$(142,743)

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,348,278,272.
(b)	The aggregate identified cost on a tax basis is $1,369,832,060, resulting in gross unrealized appreciation and depreciation of $34,011,197 and $104,655,571, respectively, or net unrealized depreciation of $70,644,374.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $1,039,500, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Dividend income	Market value at the end of the reporting period
Bohai Bay Litigation, LLC (Escrow)	$12,165	$—	$—	$—	$12,165

Totals	$12,165	$—	$—	$—	$12,165

Market values are shown for those securities affiliated at period end.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,469 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $170,560,963 and $140,732,474, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $6,869,125 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $4,600,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $498,831 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $663,602.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$2,798,849	$989,019	$—
Capital goods	762,458	—	—
Communication services	3,423,637	—	—
Consumer cyclicals	5,433,857	—	54,030
Consumer staples	2,977,825	—	203,700
Energy	7,459,528	1,553,549	12,165
Financials	761,952	—	—
Health care	193,314	—	—
Technology	1,374,068	—	—
Total common stocks	25,185,488	2,542,568	269,895
Convertible bonds and notes	—	9,658,861	—
Convertible preferred stocks	—	18,495,472	—
Corporate bonds and notes	—	1,116,501,735	2,251,860
Preferred stocks	—	4,775,871	—
Senior loans	—	70,900,064	—
Warrants	391,843	5,897	291,261
Short-term investments	46,774,550	1,142,321	—

Totals by level	$72,351,881	$1,224,022,789	$2,813,016

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$378,798	$—
Credit default contracts		(525,556)

Totals by level	$—	$(146,758)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$—	$525,556
Foreign exchange contracts	378,798	—
Equity contracts	689,001	—

Total	$1,067,799	$525,556

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012